Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WORLD FUND
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 19, 2025
Supplement to Prospectus [Text Block]	Vanguard Health Care Index FundSupplement Dated January 6, 2026, to the Prospectus and Summary Prospectus Dated December 19, 2025Shareholders of Vanguard Health Care Index Fund (the “Fund”) have approved the proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and eliminate the related fundamental policy.Prospectus and Summary Prospectus Text ChangesThe following is added under the heading “Principal Risks” in the Fund Summary section:• Nondiversified Funds. The Fund is considered a nondiversified fund as defined under the Investment Company Act of 1940. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, their performance may be negatively impacted by relatively few securities or even a single security, and their shares may experience significant fluctuations in value.Prospectus Text ChangesUnder the heading “More on Principal Risks” in the More on Fund Risks section, the reference to Vanguard Health Care Index Fund is removed from the text in parentheses after Nondiversified Funds.